Dispositions and Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations Income Statement and Balance Sheet Disclosures
Operating results included in discontinued operations were as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Inland:
Revenue	$4,348	$4,333
Loss Before Income taxes	$(4,785)	$(4,659)
Income Tax Benefit	350	1,872
Loss from Discontinued Operations, Net of Taxes	$(4,435)	$(2,787)
Domestic Liftboats:
Revenue	$14,784	$10,151
Loss Before Income Taxes	$(701)	$(2,666)
Income Tax Benefit	—	947
Loss from Discontinued Operations, Net of Taxes	$(701)	$(1,719)
Total:
Revenue	$19,132	$14,484
Loss Before Income Taxes	$(5,486)	$(7,325)
Income Tax Benefit	350	2,819
Loss from Discontinued Operations, Net of Taxes	$(5,136)	$(4,506)